UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc
Address: 201 W Fort St.

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L Joseph Granata
Title:     Sr. Compliance Officer
Phone:     313 222-788

Signature, Place, and Date of Signing:

     L Joseph Granata     Detroit, MI     January 28, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $56,083 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRISTOL MYERS SQUIBB CO        COM              110122108      834    33020 SH                               33020
CAL MAINE FOODS INC            COM NEW          128030202      972    28510 SH                               28510
CARPENTER TECHNOLOGY CORP      COM              144285103      870    32265 SH                               32265
CATERPILLAR INC DEL            COM              149123101      227     3977 SH                                3977
CELGENE CORP                   COM              151020104      277     4977 SH                                4977
CHEVRON CORP NEW               COM              166764100      933    12117 SH                               12117
CINEMARK HOLDINGS INC          COM              17243V102      880    61253 SH                               61253
CISCO SYS INC                  COM              17275R102      334    13936 SH                               13936
CITIGROUP INC                  COM              172967101      103    31073 SH                               31073
CLOROX CO DEL                  COM              189054109      259     4253 SH                                4253
CMS ENERGY CORP                COM              125896100      857    54753 SH                               54753
COCA COLA CO                   COM              191216100      930    16311 SH                               16311
CONOCOPHILLIPS                 COM              20825C104      937    18340 SH                               18340
CVS CAREMARK CORPORATION       COM              126650100      334    10356 SH                               10356
DEVON ENERGY CORP NEW          COM              25179M103      224     3054 SH                                3054
DIAGEO P L C                   SPON ADR NEW     25243Q205      805    11599 SH                               11599
DIGITAL RLTY TR INC            COM              253868103      864    17179 SH                               17179
EXPEDITORS INTL WASH INC       COM              302130109      326     9370 SH                                9370
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      651    48386 SH                               48386
FIRST POTOMAC RLTY TR          COM              33610F109      789    62751 SH                               62751
FLAGSTAR BANCORP INC           COM              337930101        6    10500 SH                               10500
FORD MTR CO DEL                COM PAR $0.01    345370860      190    18973 SH                               18973
GALLAGHER ARTHUR J & CO        COM              363576109      683    30362 SH                               30362
GENERAL ELECTRIC CO            COM              369604103      243    16037 SH                               16037
GILEAD SCIENCES INC            COM              375558103      331     7656 SH                                7656
HASBRO INC                     COM              418056107      834    26025 SH                               26025
HEINZ H J CO                   COM              423074103      781    18258 SH                               18258
HERCULES TECH GROWTH CAP INC   COM              427096508      746    71845 SH                               71845
HOME DEPOT INC                 COM              437076102      867    29976 SH                               29976
INTERNATIONAL BUSINESS MACHS   COM              459200101      430     3282 SH                                3282
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      296     9291 SH                                9291
ISHARES TR                     BARCLYS 3-7 YR   464288661      419     3804 SH                                3804
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     1563    17636 SH                               17636
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1805    17375 SH                               17375
ISHARES TR INDEX               S&P 500 INDEX    464287200      705     6302 SH                                6302
ISHARES TR INDEX               BARCLY USAGG B   464287226     2919    28283 SH                               28283
ISHARES TR INDEX               MSCI EMERG MKT   464287234      505    12175 SH                               12175
ISHARES TR INDEX               IBOXX INV CPBD   464287242      904     8683 SH                                8683
ISHARES TR INDEX               S&P 500 VALUE    464287408     1873    35326 SH                               35326
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457     2346    28283 SH                               28283
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1941    35121 SH                               35121
ISHARES TR INDEX               S&P MIDCAP 400   464287507     1735    23957 SH                               23957
ISHARES TR INDEX               RUSSELL1000GRW   464287614      208     4176 SH                                4176
ISHARES TR INDEX               RUSSELL 2000     464287655      216     3466 SH                                3466
ISHARES TR INDEX               S&P SMLCAP 600   464287804     1359    24839 SH                               24839
ISHARES TR INDEX               S&P500 GRW       464287309     1869    32237 SH                               32237
JABIL CIRCUIT INC              COM              466313103      938    54026 SH                               54026
JOHNSON & JOHNSON              COM              478160104      260     4044 SH                                4044
LANCE INC                      COM              514606102      721    27398 SH                               27398
LSI INDS INC                   COM              50216C108      839   106492 SH                              106492
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      279    13459 SH                               13459
MAXIM INTEGRATED PRODS INC     COM              57772K101      818    40233 SH                               40233
MCCORMICK & CO INC             COM NON VTG      579780206      770    21325 SH                               21325
MCDONALDS CORP                 COM              580135101      812    13000 SH                               13000
MERCK & CO INC NEW             COM              58933Y105      940    25738 SH                               25738
MICROSOFT CORP                 COM              594918104      322    10567 SH                               10567
NATIONAL FUEL GAS CO N J       COM              636180101      852    17033 SH                               17033
NORTHEAST UTILS                COM              664397106      778    30151 SH                               30151
NORTHROP GRUMMAN CORP          COM              666807102      792    14178 SH                               14178
NUVEEN SELECT MAT MUN FD       SH BEN INT       67061T101      106    10186 SH                               10186
OLIN CORP                      COM PAR $1       680665205      832    47509 SH                               47509
PACKAGING CORP AMER            COM              695156109      809    35171 SH                               35171
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      262     5488 SH                                5488
PRECISION DRILLING TR          TR UNIT          740215108      775   106894 SH                              106894
QUALCOMM INC                   COM              747525103      227     4905 SH                                4905
SENSIENT TECHNOLOGIES CORP     COM              81725T100      716    27238 SH                               27238
SPECTRA ENERGY CORP            COM              847560109      874    42606 SH                               42606
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      463     8236 SH                                8236
TYCO INTERNATIONAL LTD         SHS              H89128104      822    23034 SH                               23034
UNILEVER N V                   N Y SHS NEW      904784709      829    25638 SH                               25638
V F CORP                       COM              918204108      787    10748 SH                               10748
VERIZON COMMUNICATIONS INC     COM              92343V104      834    25186 SH                               25186
VISA INC                       COM CL A         92826C839      229     2617 SH                                2617
WAL MART STORES INC            COM              931142103      217     4058 SH                                4058